Summary of Significant Accounting Policies (Details)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates,	6.6702	6.3638	6.1547
Average RMB exchange rate for each period	6.5321	6.1648	6.1425